Annual Total Returns		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Optimum Large Cap Growth Fund
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	8.14%	0.88%	32.48%	-0.93%	31.32%	33.98%	17.74%	-34.73%	41.25%	32.31%

Bar Chart Closing

As of June 30, 2025, the Fund’s Institutional Class shares had a calendar year-to-date return of 4.30%. During the periods illustrated in this bar chart, the Institutional Class’s highest quarterly return was 26.94% for the quarter ended June 30, 2020, and its lowest quarterly return was -24.17% for the quarter ended June 30, 2022.

Optimum Large Cap Growth Fund | Institutional Class
Year Total Return		32.31%	41.25%	(34.73%)	17.74%	33.98%	31.32%	(0.93%)	32.48%	0.88%	8.14%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	4.30%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	26.94%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(24.17%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Optimum Large Cap Value Fund
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-3.58%	11.19%	16.37%	-9.40%	27.93%	2.6%	27.17%	-6.08%	9.93%	13.64%

Bar Chart Closing

As of June 30, 2025 , the Fund’s Institutional Class shares had a calendar year-to-date return of 6.20%. During the periods illustrated in this bar chart, the Institutional Class’s highest quarterly return was 13.66% for the quarter ended June 30, 2020, and its lowest quarterly return was -24.93% for the quarter ended March 31, 2020.

Optimum Large Cap Value Fund | Insitutional Class
Year Total Return		13.64%	9.93%	(6.08%)	27.17%	2.60%	27.93%	(9.40%)	16.37%	11.19%	(3.58%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	6.20%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	13.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(24.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Optimum Small-Mid Cap Growth Fund
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-5.40%	2.85%	27.61%	-3.30%	25.65%	57.33%	12.52%	-28.07%	13.92%	14.23%

Bar Chart Closing

As of June 30, 2025 , the Fund’s Institutional Class shares had a calendar year-to-date return of -2.25%. During the periods illustrated in this bar chart, the Institutional Class’s highest quarterly return was 36.53% for the quarter ended June 30, 2020, and its lowest quarterly return was -21.65% for the quarter ended December 31, 2018.

Optimum Small-Mid Cap Growth Fund | Institutional Class
Year Total Return		14.23%	13.92%	(28.07%)	12.52%	57.33%	25.65%	(3.30%)	27.61%	2.85%	(5.40%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	(2.25%)
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	36.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(21.65%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Optimum Small-Mid Cap Value Fund
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-10.76%	18.43%	9.75%	-16.39%	24.58%	1.42%	29.11%	-14.08%	10.56%	10.21%

Bar Chart Closing

As of June 30, 2025 , the Fund’s Institutional Class shares had a calendar year-to-date return of -3.48%. During the periods illustrated in this bar chart, the Institutional Class’s highest quarterly return was 26.62% for the quarter ended December 31, 2020, and its lowest quarterly return was -35.83% for the quarter ended March 31, 2020.

Optimum Small-Mid Cap Value Fund | Institutional Class
Year Total Return		10.21%	10.56%	(14.08%)	29.11%	1.42%	24.58%	(16.39%)	9.75%	18.43%	(10.76%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	(3.48%)
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	26.62%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(35.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Optimum International Fund
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-3.41%	4.55%	30.46%	-14.11%	19.58%	11.41%	8.46%	-23.05%	17.36%	8.4%

Bar Chart Closing

As of June 30, 2025 , the Fund’s Institutional Class shares had a calendar year-to-date return of 18.53%. During the periods illustrated in this bar chart, the Institutional Class’s highest quarterly return was 23.13% for the quarter ended December 31, 2020, and its lowest quarterly return was -25.58% for the quarter ended March 31, 2020.

Optimum International Fund | Institutional Class
Year Total Return		8.40%	17.36%	(23.05%)	8.46%	11.41%	19.58%	(14.11%)	30.46%	4.55%	(3.41%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	18.53%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	23.13%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(25.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Optimum Fixed Income Fund
Bar Chart	Calendar year-by-year total return
Bar Chart
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-0.66%	2.96%	4.50%	-0.70%	8.65%	9.19%	-1.78%	-13.95%	5.89%	1.5%

Bar Chart Closing

As of June 30, 2025 , the Fund’s Institutional Class shares had a calendar year-to-date return of 4.12%. During the periods illustrated in this bar chart, the Institutional Class’s highest quarterly return was 7.10% for the quarter ended December 31, 2023, and its lowest quarterly return was -6.20% for the quarter ended June 30, 2022.

Optimum Fixed Income Fund | Institutional Class
Year Total Return		1.50%	5.89%	(13.95%)	(1.78%)	9.19%	8.65%	(0.70%)	4.50%	2.96%	(0.66%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Bar Chart, Year to Date Return	4.12%
Highest Quarterly Return, Label	highest quarterly return
Highest Quarterly Return	7.10%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(6.20%)
Lowest Quarterly Return, Date	Jun. 30, 2022